Shareholder Report, Line Graph (Details) 194405_Horizon Kinetics Blockchain Development ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 01, 2022	Dec. 31, 2025
Horizon Kinetics Blockchain Development ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Horizon Kinetics Blockchain Development ETF NAV
Accumulated Value	$ 11,276	$ 9,802	$ 7,850	$ 10,000	$ 12,528
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 TR
Accumulated Value	14,831	11,863	9,394	10,000	$ 17,483
NASDAQ Composite Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ Composite Total Return Index
Accumulated Value	$ 15,925	$ 12,290	$ 8,497	$ 10,000	$ 19,292